SIGNIFICANT ACQUISITIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] sqft	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member]	Sep. 01, 2013 Oil and Gas Property in Lousiana and Texas (Five Jab) [Member] sqft
Significant Acquisitions [LineItems]
Working interest			37.50%	37.50%	37.50%	75.00%
Acres of undeveloped leaseholds				1,955		1,955
Payment to acquire property						$ 3,869,497
Liabilities assumed				281,962		281,962
Oil and gas sales		$ 734,128